Jun. 22, 2023
Invesco S&P MidCap 400 Equal Weight ETF
Invesco S&P MidCap 400® Equal Weight ETF
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED JUNE 22, 2023 TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 26, 2022,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
(the “Fund”)
Important Notice Regarding Changes in the Name, Ticker Symbol,
Investment Objective, Underlying Index, Principal Investment Strategy and
Advisory Fee of the Fund
At a meeting held on June 22, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Board”) approved changes to the name, ticker symbol, investment objective, underlying index and principal investment strategy of the Fund. The Board also approved a reduction in the annual unitary advisory fee of the Fund. These changes will be effective after the close of markets on August 25, 2023 (the “Effective Date”).
Therefore, after the close of markets on the Effective Date, the following changes will occur:
1.) Name and Ticker Symbol Change. The Fund’s name will change to Invesco S&P MidCap 400® GARP ETF, and its ticker symbol will change to GRPM.

3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities that comprise the New Underlying Index.
Please Retain This Supplement For Future Reference.